Fees Summary	Aug. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 72,792,500
Total Fee Amount	10,744.17
Total Offset Amount	0	[1]
Net Fee	$ 10,744.17

[1]	The Registrant does not have any fee offsets.